Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share of ordinary shares - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A
Numerator:
Allocation of net income, basic		$ 2,000,737	$ 2,351,412	$ 3,688,534	$ 3,001,632
Allocation of net income, diluted		$ 2,000,737	$ 2,351,412	$ 3,688,534	$ 2,985,675
Allocation of net income						$ 6,201,121
Allocation of net income						$ 6,186,772
Allocation of net loss
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)		32,500,000	32,500,000	32,500,000	23,701,657	28,136,986
Diluted weighted average ordinary shares outstanding		32,500,000	32,500,000	32,500,000	23,701,657
Basic weighted average ordinary shares outstanding						28,136,986
Basic net income per ordinary share						$ 0.22
Diluted weighted average ordinary shares outstanding						28,136,986
Diluted net income per ordinary share	$ 0					$ 0.22
Basic net income per ordinary share (in Dollars per share)		$ 0.06	$ 0.07	$ 0.11	$ 0.13	$ 0.22
Diluted net income per ordinary share (in Dollars per share)		$ 0.06	$ 0.07	$ 0.11	$ 0.13
Class B
Numerator:
Allocation of net income, basic		$ 500,184	$ 587,853	$ 922,123	$ 1,007,541
Allocation of net income, diluted		$ 500,184	$ 587,853	$ 922,134	$ 1,023,948
Allocation of net income						$ 1,772,180
Allocation of net income						$ 1,786,528
Allocation of net loss	$ (8,000)
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	7,500,000	8,125,000	8,125,000	8,125,000	7,955,801	8,041,096
Diluted weighted average ordinary shares outstanding	7,500,000	8,125,000	8,125,000	8,125,000	8,125,000
Basic weighted average ordinary shares outstanding						8,041,096
Basic net income per ordinary share						$ 0.22
Diluted weighted average ordinary shares outstanding						8,125,000
Diluted net income per ordinary share		$ 0.06	$ 0.07	$ 0.11	$ 0.13	$ 0.22
Basic net income per ordinary share (in Dollars per share)	$ 0	0.06	0.07	0.11	0.13	$ 0.22
Diluted net income per ordinary share (in Dollars per share)	$ 0	$ 0.06	$ 0.07	$ 0.11	$ 0.13